Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 270,256	$ 603,471	$ 1,569,710	$ 991,868
Provision for franchise tax expense	50,000	(6,338)	143,662	183,956
Total operating expenses	(320,256)	(597,133)	(1,713,372)	(1,175,824)
OTHER INCOME (LOSS)
Income on cash and investments held in Trust Account	32,099	342,667	1,285,520	3,090,407
Tax penalties and interest	(163,662)	(2,356)	(121,630)	(11,888)
Interest expense	(285,197)	(33,395)	(188,203)	(57,255)
Change in fair value of warrant liabilities	(1,539)	(11,799)	(855)	4,389
Total other income, net	(418,299)	295,117	974,832	3,025,653
(Loss) income before provision for income taxes	(738,555)	(302,016)	(738,540)	1,849,829
Provision for income taxes		(73,291)	(239,905)	(529,505)
NET (LOSS) INCOME	$ (738,555)	$ (375,307)	$ (978,445)	$ 1,320,324
Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding	277,511	2,562,567	2,425,214	5,755,364
Diluted weighted average shares outstanding	277,511	2,562,567	2,425,214	5,755,364
Basic income (loss) per share	$ (0.18)	$ 0.04	$ 0.26	$ 0.38
Diluted income (loss) per share	$ (0.18)	$ 0.04	$ 0.26	$ 0.38
Non Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Basic income (loss) per share	$ (0.20)	$ (0.14)	$ (0.47)	$ (0.25)
Diluted income (loss) per share	$ (0.20)	$ (0.14)	$ (0.47)	$ (0.25)